COASTAL GASLINK - Changes in Loan Balances (Details) - Subordinated Loan Agreement - Subordinated debt - Coastal GasLink - Related party - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Roll Forward]
Beginning balance	$ 250	$ 238
Issuances	2,520	112
Repayments	(250)	(100)
Ending balance	2,520	250
Impairment during the year	(2,020)	(250)
Carrying value at end of year	$ 500	$ 0